FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Assets and Liabilities by Currencies (Details) Bs. in Millions, $ in Millions, $ in Millions		Dec. 31, 2023 PEN (S/)	Dec. 31, 2023 BOB (Bs.)	Dec. 31, 2023 COP ($)	Dec. 31, 2023 CLP ($)	Dec. 31, 2022 PEN (S/)		Dec. 31, 2022 BOB (Bs.)	Dec. 31, 2022 COP ($)	Dec. 31, 2022 CLP ($)	Dec. 31, 2021 PEN (S/) [1]
Assets And Liabilities by Currencies [Abstract]
Total monetary assets		S/ 238,840,188,000				S/ 235,414,157,000	[1]				S/ 243,443,872,000
Total monetary liabilities		(205,733,123,000)				(205,818,944,000)	[1]				S/ (216,611,348,000)
Gains (losses) on net monetary position		(1,998,924,000)				(1,016,599,000)
Total position in currency derivatives		2,252,730,000				225,784,000
Hedging a foreign investment		0				872,750,000
Total monetary position with effect on income		253,806,000				81,935,000
Total monetary position with effect on equity		3,109,418,000				2,657,727,000
Net monetary position		S/ 3,363,224,000				S/ 2,739,662,000
Foreign exchange rate for buying and selling		3.709	860.3	961.9	380.9	3.814		954.7	566.7	348.0
Monetary Assets [Member]
Assets And Liabilities by Currencies [Abstract]
Total monetary assets		S/ 77,883,262,000				S/ 78,217,734,000
Monetary Liabilities [Member]
Assets And Liabilities by Currencies [Abstract]
Total monetary liabilities		(79,882,186,000)				(79,234,333,000)
US Dollars [Member]
Assets And Liabilities by Currencies [Abstract]
Gains (losses) on net monetary position		(2,391,977,000)				(1,163,139,000)
Total position in currency derivatives		2,622,188,000				353,166,000
Hedging a foreign investment	[2]	0				872,750,000
Total monetary position with effect on income		230,211,000				62,777,000
Total monetary position with effect on equity		904,434,000				785,030,000
Net monetary position		1,134,645,000				847,807,000
US Dollars [Member] | Monetary Assets [Member]
Assets And Liabilities by Currencies [Abstract]
Total monetary assets		77,387,709,000				77,853,626,000
US Dollars [Member] | Monetary Liabilities [Member]
Assets And Liabilities by Currencies [Abstract]
Total monetary liabilities		(79,779,686,000)				(79,016,765,000)
Other Currencies [Member]
Assets And Liabilities by Currencies [Abstract]
Gains (losses) on net monetary position		393,053,000				146,540,000
Total position in currency derivatives		(369,458,000)				(127,382,000)
Hedging a foreign investment	[2]	0				0
Total monetary position with effect on income		23,595,000				19,158,000
Total monetary position with effect on equity		2,204,984,000				1,872,697,000
Net monetary position		2,228,579,000				1,891,855,000
Other Currencies [Member] | Monetary Assets [Member]
Assets And Liabilities by Currencies [Abstract]
Total monetary assets		495,553,000				364,108,000
Other Currencies [Member] | Monetary Liabilities [Member]
Assets And Liabilities by Currencies [Abstract]
Total monetary liabilities		S/ (102,500,000)				S/ (217,568,000)

[1]	See note 3(b).
[2]	As of December 31, 2023 the accounting hedge of net investment abroad was revoked, where part of our liability position in dollars related to the balance of the caption “bonds and notes issued”, see Note 15(a)(iii), was designated as cover our permanent investment in Atlantic Security Holding.